INCOME TAX EXPENSE - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of the differences between statutory tax rate and the effective tax rate
Loss before tax	$ (222,394)	¥ (1,526,331)	¥ (2,750,825)	¥ (1,381,484)
Income tax computed at PRC statutory tax rate		(381,583)	(687,706)	(345,371)
Effect of different tax rate		(21,369)	6,709	18,402
Non-deductible expense		93,925	241,114	131,549
Change of valuation allowance		294,442	439,313	193,615
Income Tax Expense (Benefit), Total	$ (2,125)	¥ (14,585)	¥ (570)	¥ (1,805)